Significant Accounting Policies - Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment
Impairment loss	$ 0
Depreciation and amortization	49,500,000	$ 31,400,000	$ 18,700,000
Computer software | Capella Merger
Property and Equipment
Depreciation	$ 6,300,000	$ 2,600,000
Minimum
Property and Equipment
Estimated useful life of property and equipment	3 years
Minimum | Computer software
Property and Equipment
Estimated useful life of property and equipment	3 years
Maximum
Property and Equipment
Estimated useful life of property and equipment	40 years
Maximum | Computer software
Property and Equipment
Estimated useful life of property and equipment	10 years